Capitalized Software Development Costs, net (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Amortization			$ (273,255)	$ (188,780)	$ (416,609)	$ (439,334)
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Amortization	$ 149,708	$ 94,711	$ 273,255	$ 188,780